Parent Only Financial Information	12 Months Ended
Mar. 31, 2012
Parent Only Financial Information [Abstract]
Parent Only Financial Information

NOTE 18 - PARENT ONLY FINANCIAL INFORMATION

The following are the condensed financial statements for Clifton Savings Bancorp, Inc. (Parent company only) at March 31, 2012 and 2011 and for the years ended March 31, 2012, 2011 and 2010.

STATEMENTS OF CONDITION

	March 31,
	2012	2011
	(In Thousands)
ASSETS

Cash and due from banks	$10,151	$11,165
Investment securities held to maturity, at cost	8,000	—
Mortgage-backed securities held to maturity, at cost	2,365	3,118
Loan receivable from Savings Bank	6,264	6,987
Investment in subsidiary	159,598	158,574
Interest receivable	100	74
Other assets	58	63

Total Assets	$186,536	$179,981

LIABILITIES AND STOCKHOLDERS' EQUITY

Other liabilities	$75	$15
Stockholders' equity	186,461	179,966

Total Liabilities and Stockholders' Equity	$186,536	$179,981

STATEMENTS OF INCOME

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Income:
Dividends from subsidiary	$8,000	$6,000	$1,700
Interest on loans	253	280	307
Interest on securities	148	142	269

Total Income	8,401	6,422	2,276

Non-interest expenses	841	737	589

Income before Income Taxes and Equity in Undistributed Earnings of Subsidiary	7,560	5,685	1,687

Income tax (benefit) expense	(150)	(106)	1

Income before Equity in Undistributed Earnings of Subsidiary	7,710	5,791	1,686

Equity in undistributed earnings of subsidiary	167	3,021	4,611

Net Income	$7,877	$8,812	$6,297

STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Cash Flows From Operating Activities
Net income	$7,877	$8,812	$6,297
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of discounts	(1)	(1)	(3)
(Increase) decrease in interest receivable	(27)	10	158
Decrease in other assets	4	—	1
Increase (decrease) in other liabilities	60	(69)	(16)
Increase in deferred compensation obligation under Rabbi Trust	21	23	28
Equity in (undistributed) earnings of subsidiary	(167)	(3,021)	(4,611)

Net Cash Provided by Operating Activities	7,767	5,754	1,854

Cash Flows From Investing Activities
Proceeds from maturities and repayment of:
Investment securities held to maturity	—	—	10,000
Mortgage-backed security held to maturity	754	806	—
Purchase of investment securities held to maturity	(8,000)	—	—
Purchase of mortgage-backed securities held to maturity	—	—	(3,923)
Repayment of loan receivable from Savings Bank	723	695	668
Loan to Clifton MHC	—	(250)	—
Cash dividends paid on unallocated ESOP shares used to repay loan receivable from Savings Bank	(138)	(150)	(143)

Net Cash (Used In) Provided by Investing Activities	(6,661)	1,101	6,602

Cash Flows From Financing Activities
Minority dividends paid	(2,109)	(2,106)	(1,825)
Purchase of treasury stock	(11)	(2,707)	(3,150)
Funding restricted stock awards	—	309	—
Purchase of forfeited restricted stock awards	—	—	(3)

Net Cash (Used in) Financing Activities	(2,120)	(4,504)	(4,978)

Net (Decrease) Increase in Cash and Cash Equivalents	(1,014)	2,351	3,478
Cash and Cash Equivalents - Beginning	11,165	8,814	5,336

Cash and Cash Equivalents - Ending	$10,151	$11,165	$8,814